Stock Options (Details 3) - $ / shares	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Number of options outstanding	1,267,502	1,325,837	970,838
Weighted average contractural life (years)	7 years 4 months 13 days
Weighted-average exercise price	$ 2.68	$ 2.68	$ 2.03
Number of options exercisable	710,002
Weighted average contractural life (years) of options exercisable	6 years 6 months 15 days
Weighted-average exercise price of options exercisable	$ 2.52
$ 0.80 Per Share [Member]
Number of options outstanding	15,000
Weighted average contractural life (years)	7 years 3 months 22 days
Weighted-average exercise price	$ 0.80
Number of options exercisable	15,000
Weighted average contractural life (years) of options exercisable	7 years 3 months 22 days
Weighted-average exercise price of options exercisable	$ 0.80
$ 1.40 Per Share [Member]
Number of options outstanding	15,000
Weighted average contractural life (years)	9 years 3 months 18 days
Weighted-average exercise price	$ 1.40
Number of options exercisable	7,500
Weighted average contractural life (years) of options exercisable	9 years 3 months 18 days
Weighted-average exercise price of options exercisable	$ 1.40
$ 1.65 Per Share [Member]
Number of options outstanding	320,000
Weighted average contractural life (years)	4 years 2 months 1 day
Weighted-average exercise price	$ 1.65
Number of options exercisable	320,000
Weighted average contractural life (years) of options exercisable	6 years 7 days
Weighted-average exercise price of options exercisable	$ 1.65
$ 2.30 Per Share [Member]
Number of options outstanding	2,500
Weighted average contractural life (years)	6 years 7 months 28 days
Weighted-average exercise price	$ 2.30
Number of options exercisable	2,500
Weighted average contractural life (years) of options exercisable	6 years 7 months 28 days
Weighted-average exercise price of options exercisable	$ 2.30
$ 2.50 Per Share [Member]
Number of options outstanding	10,000
Weighted average contractural life (years)	5 years 7 months 6 days
Weighted-average exercise price	$ 2.50
Number of options exercisable	10,000
Weighted average contractural life (years) of options exercisable	5 years 7 months 6 days
Weighted-average exercise price of options exercisable	$ 2.50
$ 2.55 Per Share [Member]
Number of options outstanding	33,334
Weighted average contractural life (years)	3 years 11 days
Weighted-average exercise price	$ 2.55
Number of options exercisable	33,334
Weighted average contractural life (years) of options exercisable	3 years 11 days
Weighted-average exercise price of options exercisable	$ 2.55
$ 2.90 Per Share [Member]
Number of options outstanding	805,000
Weighted average contractural life (years)	8 years 4 months 28 days
Weighted-average exercise price	$ 2.90
Number of options exercisable	255,000
Weighted average contractural life (years) of options exercisable	8 years 4 months 21 days
Weighted-average exercise price of options exercisable	$ 2.90
$ 4.98 Per Share [Member]
Number of options outstanding	16,667
Weighted average contractural life (years)	2 years 6 months 11 days
Weighted-average exercise price	$ 4.98
Number of options exercisable	16,667
Weighted average contractural life (years) of options exercisable	2 years 6 months 11 days
Weighted-average exercise price of options exercisable	$ 4.98
$ 5.94 Per Share [Member]
Number of options outstanding	50,001
Weighted average contractural life (years)	5 years 3 months 26 days
Weighted-average exercise price	$ 5.94
Number of options exercisable	50,001
Weighted average contractural life (years) of options exercisable	5 years 3 months 26 days
Weighted-average exercise price of options exercisable	$ 5.94